Schedule of earnings (loss) and weighted average numbers of ordinary shares (Details) - USD ($) $ / shares in Units, shares in Thousands, $ in Thousands	12 Months Ended
	Jun. 30, 2025	Jun. 30, 2024	Jun. 30, 2023
Notes and other explanatory information [abstract]
Loss for the year / period attributable to equity owners	$ (12,792)	$ (46,700)	$ (24,355)
Weighted average number of shares in issue (‘000s)	6,655	3,079	2,467
Basic loss per share (dollars)	$ (1.92)	$ (15.17)	$ (9.87)
Diluted loss per share (dollars)	$ (1.92)	$ (15.17)	$ (9.87)